Intangible and Tangible Assets (Tables)	12 Months Ended
Dec. 31, 2019
Intangible And Tangible Assets
Schedule of Intangible and Tangible Assets

Consolidated statement of changes in non-current assets in 2019

in EUR thousands	Purchase and production cost						Accumulated depreciation and amortization					Carrying amounts
	Jan 1, 2019	Currency translation	Additions	Change of consolidation group	Disposals	Dec 31, 2019	Jan 1, 2019	Currency translation	Additions	Disposals	Dec 31, 2019	Dec 31, 2019	Jan 1, 2019

I.	Tangible assets and leases
	1. Operating and business equipment	4,104	2	1,294	1,340	3,093	3,647	3,309	1	482	1,300	2,492	1,155	795
	2. Right-of-use leasing properties	1,768	-	1,792	-	-	3,560	-	-	505	-	505	3,055	1,768
	3. Right-of-use leasing tangible assets	567	-	1,045	-	-	1,612	-	-	592	-	592	1,020	567
		6,439	2	4,131	1,340	3,093	8,819	3,309	1	1,579	1,300	3,589	5,230	3,130
II.	Intangible assets
	1. Software and licenses	446	-	20	-	260	206	427	-	21	258	190	16	21
	2. Right-of-use assets	1,101	(69)	92	23,604	254	24,474	1,035	(5)	1,556	230	2,356	22,118	66
	3. Intangible assets under development	267	-	448	-	-	715	-	-	-	-	-	715	267
		1,814	(69)	560	23,604	514	25,395	1,462	(5)	1,577	488	2,546	22,849	352
		8,253	(67)	4,691	24,944	3,607	34,214	4,771	(4)	3,156	1,788	6,135	28,079	3,482

The opening balance of leasing use rights is due entirely to the first-time application of IFRS 16 and amounts to EUR 2,335 thousand.

Consolidated statement of changes in non-current assets in 2018

in EUR thousands	Purchase and production cost							Accumulated depreciation and amortization				Carrying amounts
	Jan 1, 2018	Currency translation	Additions	Transfers	Disposals	Dec 31, 2018	Jan 1, 2018	Currency translation	Additions	Disposals	Dec 31, 2018	Dec 31, 2018	Jan 1, 2018

I.	Tangible assets
	Operating and business equipment	4,089	5	240	-	230	4,104	3,343	1	194	229	3,309	795	746
II.	Intangible assets
	1. Software and licenses	458	-	5	-	17	446	428	-	16	17	427	21	30
	2. Right-of-use assets	6,188	-	10	(9)	5,088	1,100	5,570	-	545	5,080	1,035	66	618
	3. Intangible assets under development	-	-	258	9	-	267	-	-	-	-	-	267	-
		6,646	-	273	-	5,105	1,814	5,998	-	561	5,097	1,462	352	648
		10,735	5	513	-	5,335	5,918	9,341	1	755	5,326	4,771	1,147	1,394